Long Term Loans (Details) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) shares	Dec. 31, 2021 ILS (₪)	Dec. 31, 2020 USD ($)
Long Term Loans (Details) [Line Items]
Total amount of loans	$ 811	₪ 89
Loans including interest (in Dollars)	$ 1,222
Ordinary shares (in Shares) | shares	305,267
Conversion price discount percentage	20.00%
US loans [Member]
Long Term Loans (Details) [Line Items]
Total amount of loans	$ 126		$ 1,272
Minimum [Member]
Long Term Loans (Details) [Line Items]
Loans bear interest rate	2.10%	2.10%
Maximum [Member]
Long Term Loans (Details) [Line Items]
Loans bear interest rate	2.80%	2.80%
G Medical Diagnostic Services Inc [Member] | Minimum [Member]
Long Term Loans (Details) [Line Items]
Loans bear interest rate	4.00%	4.00%
G Medical Diagnostic Services Inc [Member] | Maximum [Member]
Long Term Loans (Details) [Line Items]
Loans bear interest rate	12.00%	12.00%